Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 Installments
Special Tax Regularization Program [member]
Disclosure of provisions [line items]
Number of installments for payment of tax assessment	6